ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands										1 Months Ended		12 Months Ended
	Nov. 06, 2020 CNY (¥) shares	Nov. 02, 2020 $ / shares shares	Dec. 10, 2019 CNY (¥) shares	Dec. 10, 2019 USD ($) shares	Mar. 19, 2019 CNY (¥) shares	Mar. 19, 2019 USD ($) shares	Jan. 29, 2018 CNY (¥) shares	Jan. 29, 2018 USD ($) shares	Jan. 26, 2018 $ / shares shares	Jun. 30, 2020 CNY (¥) item shares	Jun. 30, 2020 USD ($) item $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)
Ordinary shares
Issuance of ordinary shares | ¥												¥ 15,974,517	¥ 4,934,126	¥ 1,283,308
Proceeds from offering, net of underwriting discounts and commissions and other issuance costs	¥ 12,441,232		¥ 1,951,884	$ 277,256	¥ 2,982,242	$ 444,699	¥ 1,283,308	$ 202,696
IPO
Ordinary shares
Share price | $ / shares		$ 80.88
Private Placement
Ordinary shares
Price per share (in USD/share) | $ / shares											$ 8.125
Proceeds from offering, net of underwriting discounts and commissions and other issuance costs										¥ 3,533,285	$ 500,784
Number of investors | item										2	2
ADS
Ordinary shares
Ordinary shares issued (in shares)			6,318,680	6,318,680	13,731,343	13,731,343			8,000,000
ADS | IPO
Ordinary shares
Ordinary shares issued (in shares)		20,000,000
ADS | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	3,000,000		824,175	824,175	1,791,044	1,791,044	225,000	225,000
ADS | Private Placement
Ordinary shares
Share price | $ / shares											$ 65
Class A
Ordinary shares
Ordinary shares issued (in shares)			50,549,440	50,549,440	109,850,744	109,850,744			64,000,000
Common stock, outstanding shares (in shares)												1,427,590,059	1,148,842,379
Class A | IPO
Ordinary shares
Ordinary shares issued (in shares)		160,000,000
Class A | Over-Allotment Option
Ordinary shares
Ordinary shares issued (in shares)	24,000,000		6,593,400	6,593,400	14,328,352	14,328,352	1,800,000	1,800,000
Class A | Private Placement
Ordinary shares
Ordinary shares issued (in shares)										62,153,848	62,153,848
Class B
Ordinary shares
Common stock, outstanding shares (in shares)												67,590,336	67,590,336
SBCVC | ADS
Ordinary shares
Number of shares sold									3,000,000
Share price | $ / shares									$ 26.00
SBCVC | ADS | Over-Allotment Option
Ordinary shares
Number of shares sold							1,425,000	1,425,000
SBCVC | Class A
Ordinary shares
Number of shares sold									24,000,000
SBCVC | Class A | Over-Allotment Option
Ordinary shares
Number of shares sold							11,400,000	11,400,000
Hillhouse | Class A | Private Placement
Ordinary shares
Issuance of ordinary shares | $											$ 400,000
STT GDC | Class A | Private Placement
Ordinary shares
Issuance of ordinary shares | $											$ 105,000